Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Details of contract liabilities as at December 31, 2023 and 2024 are as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Short-term advances recognized from customers
Commercialization rights income	38,410	37,485	5,135

Long-term advances recognized from customers
Commercialization rights income	251,189	248,460	34,039

Total	289,599	285,945	39,174